STOCK OPTIONS AND WARRANTS (Details) - shares		6 Months Ended
	Apr. 05, 2021	Mar. 31, 2026	Sep. 30, 2025
STOCK OPTIONS AND WARRANTS (Details) [Line Items]
Outstanding warrants		14,102	14,102
Stock warrants prior to split		98,716
Consulting Agreement [Member]
STOCK OPTIONS AND WARRANTS (Details) [Line Items]
Vest shares	7,143
Consulting Agreement [Member] | Share-Based Payment Arrangement, Tranche One [Member]
STOCK OPTIONS AND WARRANTS (Details) [Line Items]
Stock issued during period, shares, stock options	35,714
Stock issued during period shares stock options prior to split	250,000
Consulting Agreement [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
STOCK OPTIONS AND WARRANTS (Details) [Line Items]
Stock issued during period, shares, stock options	7,143
Stock issued during period shares stock options prior to split	50,000
Consulting Agreement [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
STOCK OPTIONS AND WARRANTS (Details) [Line Items]
Stock issued during period, shares, stock options	28,571
Stock issued during period shares stock options prior to split	200,000